UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    ________


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

                       THE ADVISORS' INNER CIRCLE FUND II


SMARTGROWTH FUNDS
SMARTGROWTH(R) ETF LIPPER(TM) OPTIMAL CONSERVATIVE INDEX FUND
SMARTGROWTH(R) ETF LIPPER(TM) OPTIMAL MODERATE INDEX FUND
SMARTGROWTH(R) ETF LIPPER(TM) OPTIMAL GROWTH INDEX FUND

ANNUAL REPORT                                                   JANUARY 31, 2008
--------------------------------------------------------------------------------




                                 [LOGO OMITTED]
                                 SMART|GROWTH[R]
                                  MUTUAL FUNDS






                                        INVESTMENT ADVISER:
                                        HENNION & WALSH ASSET MANAGEMENT, INC.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2008


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Schedules of Investments..................................................     7

Statements of Assets and Liabilities......................................    12

Statements of Operations..................................................    13

Statements of Changes in Net Assets.......................................    14

Financial Highlights......................................................    17

Notes to Financial Statements.............................................    20

Report of Independent Registered Public Accounting Firm ..................    29

Trustees and Officers of The Advisors' Inner Circle Fund II...............    30

Disclosure of Fund Expenses...............................................    38

Notice to Shareholders....................................................    40

--------------------------------------------------------------------------------





The Funds will file their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-465-5722; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2008


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHAREHOLDERS' LETTER
--------------------------------------------------------------------------------

Dear Shareholders:

The inception date for the SmartGrowth(R) family of Mutual Funds (each, a "Fund," and collectively, the "Funds") was June 1, 2007, so the annual report covers the eight-month period ending January 31, 2008. As a reminder, there are three Funds within the SmartGrowth(R) family of mutual funds:

SMARTGROWTH(R) ETF LIPPER(TM) OPTIMAL CONSERVATIVE INDEX FUND (LPCAX)
   The Fund's investment objective is to track the performance of the Lipper(TM) Optimal Conservative Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, designed to maximize returns given a low degree of volatility.

SMARTGROWTH(R) ETF LIPPER(TM) OPTIMAL MODERATE INDEX FUND (LPMAX)
   The Fund's investment objective is to track the performance of the Lipper(TM) Optimal Moderate Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, designed to maximize returns given a moderate degree of volatility.

SMARTGROWTH(R) ETF LIPPER(TM) OPTIMAL GROWTH INDEX FUND (LPGAX)
   The Fund's investment objective is to track the performance of the Lipper(TM) Optimal Growth Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, designed to maximize returns given a high degree of volatility.

Each of the three Funds is categorized in the Lipper(TM) Multi-Cap Core Funds classification. Performance comparisons against this Index are as follows:

                                                  CUMULATIVE PERFORMANCE
   FUND/BENCHMARK                              INCEPTION TO JANUARY 31, 2008
--------------------------------------------------------------------------------
   LPCAX
   Without Load                                            4.20%
   With Load                                              -0.76%
   LIPPER(TM) MULTI-CAP CORE FUNDS INDEX                  -8.93%
--------------------------------------------------------------------------------
   LPMAX
   Without Load                                            5.22%
   With Load                                               0.21%
   LIPPER(TM) MULTI-CAP CORE FUNDS INDEX                  -8.93%
--------------------------------------------------------------------------------
   LPGAX
   Without Load                                           10.33%
   With Load                                               5.08%
   LIPPER(TM) MULTI-CAP CORE FUNDS INDEX                  -8.93%
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2008


--------------------------------------------------------------------------------
The Funds achieved this level of performance throughout a period of great, yet not unprecedented, volatility -- as of mid-December 2007, the Dow Jones Industrial Average ("DJIA") experienced daily moves of more than 2%, up or down, 20 times in 2007 alone -- and constant uncertainty with respect to the general direction of the markets. The sub-prime mortgage meltdown essentially commenced shortly after the inception of the Funds. Home values fell on a national basis throughout the year; international equity markets outperformed U.S. equity markets and commodity prices (Ex. Wheat, Milk, Oil, Steel, Gold, etc...) soared to heights that many believed were not possible. The Funds capitalized on these themes, albeit to different degrees, based on the risk profile of each Fund.

The premise of the underlying Lipper(TM) Optimal Target Risk Indices that the Funds track is to help represent the best risk-return tradeoff for a given level of risk. To validate this objective, the Funds benefited from allocations to a currency ETF that takes advantage of decreases in the value of the U.S. Dollar and an ETF whose performance is roughly 2x the inverse of the S&P 500 Index in the 3rd quarter of 2007. The indices then took on a very bearish/protective stance in the 4th quarter of 2007 with allocations to ETFs focusing on short-intermediate-term bonds and a Gold ETF while also leveraging the rapid growth of certain emerging markets by having an allocation to an ETF focused on India.

As we opened 2008, the Funds took on an even more cautious stance regarding equities than they exhibited during the 4th quarter of 2007. Further, the equities exposure we see now in the Funds is generally international (EXS. INDIA AND CHINA) or specialized (EXS. CLEAN ENERGY, HEALTHCARE AND TECHNOLOGY) in nature. Broader domestic equities categories, such as the S&P 500 Index and the Russell 2000 Index, are notably absent.

Fixed income is traditionally seen as an antidote to equity risk. Interestingly, though, allocations to fixed income oriented ETFs for the Funds, which rose in the 4th quarter of 2007, have now been trimmed in the 1st quarter of 2008 -- even as equity exposure has dropped as well.

These shifts reflect the unique nature of the Funds, which track the revolutionary Lipper(R) Optimal Indices which analyze risk objectively -- through volatility and correlation -- rather than through longstanding investing stereotypes. While fixed income usually seems conservative, we find now that alternative assets can also provide diversification within a portfolio.

Leading the way in the 1st quarter of 2008 is a currency-oriented ETF that benefits from gains in the Japanese Yen at the expense of the U.S. Dollar. Each Fund has a relatively high allocation to this ETF with LPGAX having the most

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2008


--------------------------------------------------------------------------------
significant exposure. The Greenback seems vulnerable due to continuing fallout from sub-prime mortgage woes, weaker forecasted U.S. economic activity and potentially lower interest rates.

Elsewhere, all three Funds have slightly increased their stakes in an ETF that focuses on agricultural commodities. Higher oil prices, increased demand for ethanol, which lists corn as a main ingredient, as an alternative fuel source and worldwide demand for wheat will likely continue to help drive this ETF higher in 2008.

Finally, LPMAX and LPCAX have both retained significant allocations to Bond oriented ETFs which not only help to reduce volatility but also expect to gain from anticipated interest rate reductions which could increase the total return potential of these products.

Despite the challenging market environment that we anticipate throughout 2008, we are confident that the SmartGrowth(R) Mutual Funds will continue to provide attractive risk-adjusted returns through what is expected to be a volatile year.

Sincerely,

/s/Kevin D. Mahn

Kevin D. Mahn
CHIEF INVESTMENT OFFICER & PORTFOLIO MANAGER

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIOS AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The LIPPER(TM) MULTI-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper(TM) Multi-Cap Core Classification. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one capitalization range over an extended period of time. An investment cannot be made directly in an index.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R) ETF
                                                              LIPPER(TM) OPTIMAL
                                                              CONSERVATIVE
                                                              INDEX FUND

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

------------------------------------------------
                  TOTAL RETURN
        FOR PERIOD ENDED JANUARY 31, 2008
------------------------------------------------
Cumulative Inception    |  Cumulative Inception
to Date, without load   |  to Date, with load(1)
------------------------------------------------
       4.20%            |          (0.76)%
------------------------------------------------

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOTS POINTS TO FOLLOW:

              SmartGrowth(R) EFT Lipper(TM)                            Lipper(TM) Multi-Cap        Lipper(TM) Multi-Cap
             Optimal Conservative Index Fund    S&P 500 Index        Core Funds Classification       Core Funds Index
 6/01/07                $9,525                     $10,000                   $10,000                     $10,000
 6/31/07                 9,268                       9,797                     9,882                       9,913
 7/31/07                 9,392                       9,494                     9,579                       9,596
 8/31/07                 9,344                       9,636                     9,650                       9,658
 9/30/07                 9,401                       9,996                    10,018                       9,995
10/31/07                 9,563                      10,155                    10,258                      10,197
11/30/07                 9,754                       9,731                     9,794                       9,739
12/31/07                 9,877                       9,663                     9,728                       9,651
 1/31/08                 9,925                       9,084                     9,098                       9,107


                          Period Ended on January 31st

                 THE FUND COMMENCED OPERATIONS ON JUNE 1, 2007.
                   LIPPER(TM) RETURNS ARE FROM MAY 31, 2007.

                   (1) REFLECTS MAXIMUM SALES CHARGE OF 4.75%.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE
                           FUTURE RESULTS OF THE FUND.
          THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS
 AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A
      FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN
    LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.
        THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE
               IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
                  RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
            WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
          SHARES. IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE
                   FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND II                           SMARTGROWTH(R) ETF
                                                             LIPPER(TM) OPTIMAL
                                                             MODERATE INDEX FUND

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

------------------------------------------------
                  TOTAL RETURN
        FOR PERIOD ENDED JANUARY 31, 2008
------------------------------------------------
Cumulative Inception    |  Cumulative Inception
to Date, without load   |  to Date, with load(1)
------------------------------------------------
        5.22%           |           0.21%
------------------------------------------------

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOTS POINTS TO FOLLOW:

                SmartGrowth(R) EFT Lipper(TM)                          Lipper(TM) Multi-Cap       Lipper(TM) Multi-Cap
                Optimal Moderate Index Fund     S&P 500 Index       Core Funds Classification        Core Funds Index
 6/01/07                $ 9,525                    $10,000                   $10,000                     $10,000
 6/31/07                  9,297                      9,797                     9,882                       9,913
 7/31/07                  9,411                      9,494                     9,579                       9,596
 8/31/07                  9,354                      9,636                     9,650                       9,658
 9/30/07                  9,420                      9,996                    10,018                       9,995
10/31/07                  9,630                     10,155                    10,258                      10,197
11/30/07                  9,839                      9,731                     9,794                       9,739
12/31/07                  9,974                      9,663                     9,728                       9,651
 1/31/08                 10,022                      9,084                     9,098                       9,107

                          Period Ended on January 31st

                 THE FUND COMMENCED OPERATIONS ON JUNE 1, 2007.
                   LIPPER(TM) RETURNS ARE FROM MAY 31, 2007.

                   (1) REFLECTS MAXIMUM SALES CHARGE OF 4.75%.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE
                           FUTURE RESULTS OF THE FUND.
          THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS
 AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A
      FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN
    LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.
        THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE
               IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
                  RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
            WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
          SHARES. IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE
                   FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R) ETF
                                                              LIPPER(TM) OPTIMAL
                                                              GROWTH INDEX FUND

--------------------------------------------------------------------------------
Growth of a $10,000 Investment

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOTS POINTS TO FOLLOW:

------------------------------------------------
                  TOTAL RETURN
        FOR PERIOD ENDED JANUARY 31, 2008
------------------------------------------------
Cumulative Inception    |  Cumulative Inception
to Date, without load   |  to Date, with load(1)
------------------------------------------------
        10.33%          |            5.08%
------------------------------------------------

                SmartGrowth(R) EFT Lipper(TM)                          Lipper(TM) Multi-Cap        Lipper(TM) Multi-Cap
                 Optimal Growth Index Fund      S&P 500 Index       Core Funds Classification        Core Funds Index
 6/01/07                $ 9,525                    $10,000                   $10,000                     $10,000
 6/31/07                  9,354                      9,797                     9,882                       9,913
 7/31/07                  9,468                      9,494                     9,579                       9,596
 8/31/07                  9,335                      9,636                     9,650                       9,658
 9/30/07                  9,639                      9,996                    10,018                       9,995
10/31/07                 10,135                     10,155                    10,258                      10,197
11/30/07                 10,344                      9,731                     9,794                       9,739
12/31/07                 10,547                      9,663                     9,728                       9,651
 1/31/08                 10,509                      9,084                     9,098                       9,107

                          Period Ended on January 31st

                 THE FUND COMMENCED OPERATIONS ON JUNE 1, 2007.
                    LIPPER(TM) RETURNS ARE FROM MAY 31, 2007.

                   (1) REFLECTS MAXIMUM SALES CHARGE OF 4.75%.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
    FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATIONOF THE
                           FUTURE RESULTS OF THE FUND.
          THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS
 AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A
      FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN
    LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.
        THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE
               IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
                  RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
            WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
          SHARES. IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE
                   FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R) ETF
                                                              LIPPER(TM) OPTIMAL
                                                              CONSERVATIVE
                                                              INDEX FUND
                                                              JANUARY 31, 2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------
[BAR CHART OMITTED]
EDGAR REPRESENTATION OF PLOTS POINTS TO FOLLOW:

40.2%   Short Government
20.8%   World Bond
19.7%   Long Government
 8.7%   Specialty Natural Resources
 6.0%   Specialty Health
 3.5%   Pacific/Asia ex-Japan Stock
 0.6%   Specialty Technology
 0.5%   Short-Term Investment

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 93.6%
--------------------------------------------------------------------------------
                                                              SHARES     VALUE
                                                              ------   ---------


LONG GOVERNMENT -- 18.5%
      iShares Lehman 7-10 Year Treasury Bond Fund...........     804   $  72,215
                                                                        --------
PACIFIC/ASIA EX-JAPAN STOCK -- 3.3%
      iPath MSCI India Index ETN* ..........................     108       9,035
      Powershares Golden Dragon Halter USX China Portfolio..     133       3,668
                                                                        --------
                                                                          12,703
                                                                        --------
SHORT GOVERNMENT -- 37.8%
      iShares Lehman Short Treasury Bond Fund...............   1,334     147,153
                                                                        --------
SPECIALTY HEALTH -- 5.6%
      iShares Dow Jones US Health Care Providers Index Fund.     124       7,346
      iShares Dow Jones US Medical Devices Index Fund*......     255      14,520
                                                                        --------
                                                                          21,866
                                                                        --------
SPECIALTY NATURAL RESOURCES -- 8.2%
      PowerShares DB Agriculture Fund*......................     638      23,600
      Powershares WilderHill Clean Energy Portfolio*........     375       8,175
                                                                        --------
                                                                          31,775
                                                                        --------
SPECIALTY TECHNOLOGY -- 0.6%
      iShares S&P GSTI Software Index Fund*.................      51       2,385
                                                                        --------
WORLD BOND -- 19.6%
      CurrencyShares Japanese Yen Trust*....................     814      76,386
                                                                        --------
      TOTAL EXCHANGE TRADED FUNDS
        (Cost $358,690) ....................................             364,483
                                                                        --------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R) ETF
                                                              LIPPER(TM) OPTIMAL
                                                              CONSERVATIVE
                                                              INDEX FUND
                                                              JANUARY 31, 2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.5%
--------------------------------------------------------------------------------
                                                              SHARES     VALUE
                                                              ------   ---------
      Fidelity Money Management Fund,
      Institutional Class, 4.610% (A)
      (Cost $1,860) ........................................   1,860    $  1,860
                                                                        --------
      TOTAL INVESTMENTS -- 94.1%
        (Cost $360,550) ....................................            $366,343
                                                                        ========
      PERCENTAGES ARE BASED ON NET ASSETS OF $389,221.
   *  NON-INCOME PRODUCING SECURITY.
 (A)  THE RATE SHOWN IS THE 7 DAY EFFECTIVE YIELD AS OF JANUARY 31, 2008.
      ETN -- EXCHANGE TRADED NOTE








    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           SMARTGROWTH(R) ETF
                                                             LIPPER(TM) OPTIMAL
                                                             MODERATE INDEX FUND
                                                             JANUARY 31, 2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
EDGAR REPRESENTATION OF PLOTS POINTS TO FOLLOW:


32.8%    Long Government
32.0%    World Bond
14.2%    Specialty Natural Resources
 7.7%    Specialty Health
 5.7%    Pacific/Asia ex-Japan Stock
 4.5%    Short Government
 2.2%    Short-Term Investment
 0.9%    Specialty Technology

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 99.7%
--------------------------------------------------------------------------------
                                                              SHARES     VALUE
                                                              ------   ---------
LONG GOVERNMENT -- 33.4%
      iShares Lehman 7-10 Year Treasury Bond Fund...........   9,779  $  878,350
                                                                      ----------
PACIFIC/ASIA EX-JAPAN STOCK -- 5.8%
      iPath MSCI India Index ETN*...........................   1,300     108,758
      Powershares Golden Dragon Halter USX China Portfolio..   1,578      43,521
                                                                      ----------
                                                                         152,279
                                                                      ----------
SHORT GOVERNMENT -- 4.6%
      iShares Lehman Short Treasury Bond Fund...............   1,098     121,120
                                                                      ----------
SPECIALTY HEALTH -- 7.9%
      iShares Dow Jones US Health Care Providers Index Fund.   1,290      76,420
      iShares Dow Jones US Medical Devices Index Fund*......   2,305     131,247
                                                                      ----------
                                                                         207,667
                                                                      ----------
SPECIALTY NATURAL RESOURCES -- 14.5%
      PowerShares DB Agriculture Fund*......................   7,702     284,897
      Powershares WilderHill Clean Energy Portfolio*........   4,401      95,942
                                                                      ----------
                                                                         380,839
                                                                      ----------
SPECIALTY TECHNOLOGY -- 0.9%
      iShares S&P GSTI Software Index Fund*.................     517      24,175
                                                                      ----------
WORLD BOND -- 32.6%
      CurrencyShares Japanese Yen Trust*....................   9,159     859,480
                                                                      ----------
      TOTAL EXCHANGE TRADED FUNDS
         (Cost $2,572,735)..................................           2,623,910
                                                                      ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           SMARTGROWTH(R) ETF
                                                             LIPPER(TM) OPTIMAL
                                                             MODERATE INDEX FUND
                                                             JANUARY 31, 2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.2%
--------------------------------------------------------------------------------

                                                              SHARES     VALUE
                                                              ------   ---------
      Fidelity Money Management Fund,
        Institutional Class, 4.610% (A)
        (Cost $58,394)......................................  58,394  $   58,394
                                                                      ----------

      TOTAL INVESTMENTS -- 101.9%
         (Cost $2,631,129)..................................          $2,682,304
                                                                      ==========
      PERCENTAGES ARE BASED ON NET ASSETS OF $2,632,798.
   *  NON-INCOME PRODUCING SECURITY.
 (A)  THE RATE SHOWN IS THE 7 DAY EFFECTIVE YIELD AS OF JANUARY 31, 2008.
      ETN -- EXCHANGE TRADED NOTE










    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R) ETF
                                                              LIPPER(TM) OPTIMAL
                                                              GROWTH INDEX FUND
                                                              JANUARY 31, 2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------
[BAR CHART OMITTED]
EDGAR REPRESENTATION OF PLOTS POINTS TO FOLLOW:

48.6%  World Bond
24.2%  Specialty Natural Resources
12.8%  Short-Term Investment
12.1%  Pacific/Asia ex-Japan Stock
 2.3%  Long Government

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 98.8%
--------------------------------------------------------------------------------
                                                              SHARES     VALUE
                                                              ------   ---------
LONG GOVERNMENT -- 2.6%
      iShares Lehman 20+ Year Treasury Bond Fund .........     1,879  $  178,448
                                                                      ----------
PACIFIC/ASIA EX-JAPAN STOCK -- 13.8%
      iPath MSCI India Index ETN* ........................     7,909     661,667
      Powershares Golden Dragon Halter USX China Portfolio*   10,402     286,887
                                                                      ----------
                                                                         948,554
                                                                      ----------
SPECIALTY NATURAL RESOURCES -- 27.4%
      PowerShares DB Agriculture Fund*....................    39,183   1,449,379
      Powershares WilderHill Clean Energy Portfolio* .....    20,281     442,126
                                                                      ----------
                                                                       1,891,505
                                                                      ----------
WORLD BOND -- 55.0%
      CurrencyShares Japanese Yen Trust* .................    40,402   3,791,324
                                                                      ----------
      TOTAL EXCHANGE TRADED FUNDS
        (Cost $6,694,264) ................................             6,809,831
                                                                      ----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 14.5%
--------------------------------------------------------------------------------
      Fidelity Money Management Fund,
      Institutional Class, 4.610% (A)
      (Cost $998,579).....................................   998,579     998,579
                                                                      ----------
      TOTAL INVESTMENTS -- 113.3%
        (Cost $7,692,843).................................            $7,808,410
                                                                      ==========
      PERCENTAGES ARE BASED ON NET ASSETS OF $6,891,783.
   *  NON-INCOME PRODUCING SECURITY.
 (A)  THE RATE SHOWN IS THE 7 DAY EFFECTIVE YIELD AS OF JANUARY 31, 2008.
      ETN -- EXCHANGE TRADED NOTE


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2008

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                  SMARTGROWTH(R) SMARTGROWTH(R) SMARTGROWTH(R)
                                                  ETF LIPPER(TM) ETF LIPPER(TM) ETF LIPPER(TM)
                                                     OPTIMAL        OPTIMAL        OPTIMAL
                                                  CONSERVATIVE     MODERATE        GROWTH
                                                   INDEX FUND     INDEX FUND      INDEX FUND
                                                  -------------- -------------- --------------
ASSETS:
 Investments at Value (Cost $360,550,
    $2,631,129, and $7,692,843, respectively) ...    $366,343     $2,682,304      $7,808,410
 Receivable for Capital Shares Sold .............      75,005             --          59,123
 Investment Advisory Reimbursement to the Fund ..          --         15,031          25,425
 Deferred Offering Costs ........................       7,123         23,840          27,671
 Prepaid Expenses ...............................         919          2,596           2,646
 Dividends Receivable ...........................          20            217           1,119
                                                     --------     ----------      ----------
        Total Assets ............................     449,410      2,723,988       7,924,394
                                                     --------     ----------      ----------
LIABILITIES:
 Payable for Investment Securities Purchased ....          --         45,161         965,100
 Payable due to Investment Adviser ..............      29,997             --              --
 Payable due to Administrator ...................         623          5,007          10,887
 Chief Compliance Officer Fees Payable ..........         163          1,214           3,152
 Payable due to Trustees ........................         107            796           2,061
 Payable due to Distributor .....................          61            483           1,054
 Other Accrued Expenses .........................      29,238         38,529          50,357
                                                     --------     ----------      ----------
        Total Liabilities .......................      60,189         91,190       1,032,611
                                                     --------     ----------      ----------
NET ASSETS ......................................    $389,221     $2,632,798      $6,891,783
                                                     ========     ==========      ==========
NET ASSETS CONSIST OF:
 Paid-in-Capital ................................    $376,337     $2,506,753      $6,680,842
 Distributions in Excess of Net Investment Income/
    Accumulated Net Investment Loss .............        (312)        (2,909)         (5,318)
 Accumulated Net Realized Gain on Investments ...       7,403         77,779         100,692
 Net Unrealized Appreciation on Investments .....       5,793         51,175         115,567
                                                     --------     ----------      ----------
NET ASSETS ......................................    $389,221     $2,632,798      $6,891,783
                                                     ========     ==========      ==========
CLASS A SHARES:
 Outstanding Shares of Beneficial Interest
    (unlimited authorization--no par value) .....      37,591        252,351         631,554
                                                     ========     ==========      ==========
 Net Asset Value and Redemption
    Price per Share .............................    $  10.35     $    10.43      $    10.91
                                                     ========     ==========      ==========
 Maximum Offering Price per Share
    (net asset value / 95.25%)...................    $  10.87     $    10.95      $    11.45
                                                     ========     ==========      ==========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            FOR THE PERIOD ENDED
                                                            JANUARY 31, 2008*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                             SMARTGROWTH(R) SMARTGROWTH(R) SMARTGROWTH(R)
                                             ETF LIPPER(TM) ETF LIPPER(TM) ETF LIPPER(TM)
                                                OPTIMAL        OPTIMAL        OPTIMAL
                                             CONSERVATIVE     MODERATE        GROWTH
                                              INDEX FUND     INDEX FUND      INDEX FUND
                                             -------------- -------------- --------------
INVESTMENT INCOME:
Dividend Income ...........................     $  3,255      $  23,947       $  16,642
                                                --------      ---------       ---------
EXPENSES
Administration Fees .......................        8,532         79,213          78,485
Investment Advisory Fees ..................          625          5,770           7,313
Trustees' Fees ............................          674          5,532           5,843
Chief Compliance Officer Fees .............          382          2,884           5,435
Distribution Fees(1) ......................          313          2,885           3,657
Audit Fees ................................       20,112         20,356          20,349
Transfer Agent Fees .......................       20,100         27,370          28,040
Legal Fees ................................        6,760         11,876          18,215
Offering Costs ............................        5,936         19,866          23,060
Printing Fees .............................          813          7,390           9,797
Custodian Fees ............................          290          3,709           3,827
Registration Fees .........................          263            464             547
Insurance and Other Expenses ..............          895          3,505           3,933
                                                --------      ---------       ---------
TOTAL EXPENSES ............................       65,695        190,820         208,501
Less:
Reimbursement by Investment Adviser .......      (63,192)      (167,733)       (179,228)
Waiver of Investment Advisory Fees ........         (625)        (5,770)         (7,313)
                                                --------      ---------       ---------
NET EXPENSES ..............................        1,878         17,317          21,960
                                                --------      ---------       ---------
NET INVESTMENT INCOME (LOSS) ..............        1,377          6,630          (5,318)
                                                --------      ---------       ---------
NET REALIZED GAIN ON INVESTMENTS ..........        7,711         87,742         141,771
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS ..........        5,793         51,175         115,567
                                                --------      ---------       ---------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS ....................       13,504        138,917         257,338
                                                --------      ---------       ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..............     $ 14,881      $ 145,547        $252,020
                                                ========      =========        ========

  *  COMMENCED OPERATIONS ON JUNE 1, 2007.
(1)  ATTRIBUTABLE TO CLASS A SHARES.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R) ETF
                                                              LIPPER(TM) OPTIMAL
                                                              CONSERVATIVE
                                                              INDEX FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              PERIOD
                                                                               ENDED
                                                                            JANUARY 31,
                                                                               2008*
                                                                            -----------
OPERATIONS:
     Net Investment Income................................................    $  1,377
     Net Realized Gain on Investments.....................................       7,711
     Net Change in Unrealized Appreciation (Depreciation) on Investments .       5,793
                                                                              --------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................      14,881
                                                                              --------
DIVIDENDS AND DISTRIBUTIONS:
     Dividends from Net Investment Income.................................      (1,691)
     Distributions from Net Realized Gains................................        (310)
                                                                              --------
        TOTAL DIVIDENDS AND DISTRIBUTIONS................................       (2,001)
                                                                              --------
CAPITAL SHARE TRANSACTIONS:
     Issued...............................................................     374,439
     Reinvestment of Distributions........................................       2,001
     Redeemed.............................................................         (99)
                                                                              --------
        NET INCREASE FROM CAPITAL SHARE TRANSACTIONS.....................      376,341
                                                                              --------
        TOTAL INCREASE IN NET ASSETS.....................................      389,221
                                                                              --------
NET ASSETS:
     Beginning of Period..................................................          --
                                                                              --------
     End of Period (including distributions in excess of
       net investment income of $312).....................................    $389,221
                                                                              ========
SHARE TRANSACTIONS:
     Issued...............................................................      37,407
     Reinvestment of Distributions........................................         194
     Redeemed.............................................................         (10)
                                                                              --------
NET INCREASE IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS..............................................      37,591
                                                                              ========

  *  COMMENCED OPERATIONS ON JUNE 1, 2007.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R) ETF
                                                              LIPPER(TM) OPTIMAL
                                                              MODERATE INDEX
                                                              FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              PERIOD
                                                                               ENDED
                                                                            JANUARY 31,
                                                                               2008*
                                                                            -----------
OPERATIONS:
     Net Investment Income................................................  $    6,630
     Net Realized Gain on Investments.....................................      87,742
     Net Change in Unrealized Appreciation (Depreciation) on Investments .      51,175
                                                                            ----------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................     145,547
                                                                            ----------
DIVIDENDS AND DISTRIBUTIONS:
     Dividends from Net Investment Income.................................      (9,564)
     Distributions from Net Realized Gains................................     (10,099)
                                                                            ----------
        TOTAL DIVIDENDS AND DISTRIBUTIONS.................................     (19,663)
                                                                            ----------
CAPITAL SHARE TRANSACTIONS:
     Issued...............................................................   2,535,147
     Reinvestment of Distributions........................................      19,027
     Redeemed.............................................................     (47,260)
                                                                            ----------
     NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ........................   2,506,914
                                                                            ----------
        TOTAL INCREASE IN NET ASSETS......................................   2,632,798
                                                                            ----------
NET ASSETS:
     Beginning of Period..................................................          --
                                                                            ----------
     End of Period (including distributions in excess of
        net investment income of $2,909)..................................  $2,632,798
                                                                            ==========
SHARE TRANSACTIONS:
     Issued...............................................................     255,103
     Reinvestment of Distributions........................................       1,829
     Redeemed.............................................................      (4,581)
                                                                            ----------
NET INCREASE IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS..............................................     252,351
                                                                            ==========

  *  COMMENCED OPERATIONS ON JUNE 1, 2007.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R) ETF
                                                              LIPPER(TM) OPTIMAL
                                                              GROWTH INDEX
                                                              FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              PERIOD
                                                                               ENDED
                                                                            JANUARY 31,
                                                                               2008*
                                                                            -----------
OPERATIONS:
     Net Investment Loss.................................................   $   (5,318)
     Net Realized Gain on Investments....................................      141,771
     Net Change in Unrealized Appreciation (Depreciation) on Investments       115,567
                                                                            ----------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................      252,020
                                                                            ----------
DIVIDENDS AND DISTRIBUTIONS:
     Distributions from Net Realized Gains...............................      (41,079)
                                                                            ----------
CAPITAL SHARE TRANSACTIONS:
     Issued..............................................................    6,695,253
     Reinvestment of Distributions.......................................       37,094
     Redeemed............................................................      (51,505)
                                                                            ----------
     NET INCREASE FROM CAPITAL SHARE TRANSACTIONS .......................    6,680,842
                                                                            ----------
        TOTAL INCREASE IN NET ASSETS.....................................    6,891,783
                                                                            ----------
NET ASSETS:
     Beginning of Period.................................................           --
                                                                            ----------
     End of Period (including accumulated net investment loss of $5,318)    $6,891,783
                                                                            ==========
SHARE TRANSACTIONS:
     Issued..............................................................      633,448
     Reinvestment of Distributions.......................................        3,354
     Redeemed............................................................       (5,248)
                                                                            ----------
NET INCREASE IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS.............................................      631,554
                                                                            ==========

  *  COMMENCED OPERATIONS ON JUNE 1, 2007.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R) ETF
                                                              LIPPER(TM) OPTIMAL
                                                              CONSERVATIVE
                                                              INDEX FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  CLASS A SHARES
                                                                  --------------
                                                                       PERIOD
                                                                       ENDED
                                                                     JANUARY 31,
                                                                       2008(1)
                                                                     -----------
Net Asset Value,
   Beginning of Period...........................................      $10.00
                                                                       ------
Income from Operations:
   Net Investment Income(2)......................................        0.07
   Net Realized and Unrealized Gain
      on Investments.............................................        0.35
                                                                       ------
Total from Operations............................................        0.42
                                                                       ------
Dividends and Distributions:
   Net Investment Income.........................................       (0.06)
   Net Realized Gains............................................       (0.01)
                                                                       ------
Total Dividends and Distributions................................       (0.07)
                                                                       ------
Net Asset Value, End of Period...................................      $10.35
                                                                       ======
TOTAL RETURN+....................................................        4.20%
                                                                       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)............................      $  389
Ratio of Expenses to Average Net Assets..........................        1.50%*
Ratio of Expenses to Average Net Assets
  (excluding waivers and reimbursements) ........................       52.47%*
Ratio of Net Investment Income
  to Average Net Assets..........................................        1.10%*
Portfolio Turnover Rate..........................................         260%**

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN EXCLUDES APPLICABLE SALES CHARGES.
  * ANNUALIZED
 ** NOT ANNUALIZED
(1) COMMENCED OPERATIONS ON JUNE 1, 2007.
(2) PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R) ETF
                                                              LIPPER(TM) OPTIMAL
                                                              MODERATE INDEX
                                                              FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  CLASS A SHARES
                                                                  --------------
                                                                       PERIOD
                                                                       ENDED
                                                                     JANUARY 31,
                                                                       2008(1)
                                                                     -----------
Net Asset Value,
   Beginning of Period...........................................      $10.00
                                                                       ------
Income from Operations:
   Net Investment Income(2)......................................        0.04
   Net Realized and Unrealized Gain
      on Investments.............................................        0.48
                                                                       ------
Total from Operations............................................        0.52
                                                                       ------
Dividends and Distributions:
   Net Investment Income.........................................       (0.04)
   Net Realized Gains............................................       (0.05)
                                                                       ------
Total Dividends and Distributions................................       (0.09)
                                                                       ------
Net Asset Value, End of Period...................................      $10.43
                                                                       ======
TOTAL RETURN+....................................................        5.22%
                                                                       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)............................      $2,633
Ratio of Expenses to Average Net Assets..........................        1.50%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements) .......................       16.52%*
Ratio of Net Investment Income
   to Average Net Assets.........................................        0.57%*
Portfolio Turnover Rate..........................................         256%**


  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN EXCLUDES APPLICABLE SALES CHARGES.
  * ANNUALIZED
 ** NOT ANNUALIZED
(1) COMMENCED OPERATIONS ON JUNE 1, 2007.
(2) PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R) ETF
                                                              LIPPER(TM) OPTIMAL
                                                              GROWTH INDEX
                                                              FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  CLASS A SHARES
                                                                  --------------
                                                                       PERIOD
                                                                       ENDED
                                                                     JANUARY 31,
                                                                       2008(1)
                                                                     -----------
Net Asset Value,
   Beginning of Period...........................................      $10.00
                                                                       ------
Income from Operations:
     Net Investment Loss(2)......................................       (0.03)
     Net Realized and Unrealized Gain
       on Investments............... ............................        1.06
                                                                       ------
Total from Operations............................................        1.03
                                                                       ------
Dividends and Distributions:
   Net Realized Gains............................................       (0.12)
                                                                       ------
Net Asset Value, End of Period...................................      $10.91
                                                                       ======
TOTAL RETURN+....................................................       10.33%
                                                                       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)............................      $6,892
Ratio of Expenses to Average Net Assets..........................        1.50%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements)                               14.23%*
Ratio of Net Investment Loss
   to Average Net Assets.........................................       (0.36)%*
Portfolio Turnover Rate..........................................         225%**

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN EXCLUDES APPLICABLE SALES CHARGES.
  * ANNUALIZED
 ** NOT ANNUALIZED
(1) COMMENCED OPERATIONS ON JUNE 1, 2007.
(2) PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2008


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fourteen funds. The financial statements herein are those of the SmartGrowth(R) ETF Lipper(TM) Optimal Conservative Index Fund, the SmartGrowth(R) ETF Lipper(TM) Optimal Moderate Index FunD and the SmartGrowth(R) ETF Lipper(TM) Optimal Growth Index Fund (each, a "Fund," and collectively, the "Funds"). The financial statementS of the remaining funds are presented separately. The investment objective of the SmartGrowth(R) ETF Lipper(TM) Optimal Conservative INDex Fund is to track the performance of the Lipper(TM) Optimal Conservative Index. The investment objective of the SmartGrowth(R) ETF Lipper(TM) Optimal Moderate Index Fund is to track the performance of the Lipper(TM) Optimal Moderate Index. The investment objectiVE of the SmartGrowth(R) ETF Lipper(TM) Optimal Growth Index Fund is to track the performance of the Lipper(TM) Optimal Growth Index. ThE Trust is registered to offer Class A Shares and Institutional Class Shares of all Funds. As of January 31, 2008, the Institutional Class Shares had not yet commenced operations. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2008


--------------------------------------------------------------------------------
     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2008, there were no fair valued securities.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2008


--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the statements of operations, the Funds indirectly bear the investment advisory fees and other expenses of the exchange traded funds (ETFs) in which they invest. Because each of the ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

     CLASSES  -- Class  specific  expenses  are borne by that  class of  shares.
     Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Funds. Any net realized capital gains are distributed to shareholders at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than 7 days. For the period ended January 31, 2008, there were no redemption fees retained.

     OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Funds. As of January 31, 2008, $7,123 of offering costs remained to be amortized for the SmartGrowth(R) ETF Lipper(TM) Optimal Conservative Index Fund, $23,840 remained for the
     SmartGrowth(R) ETF Lipper(TM) Optimal Moderate Index Fund, and $27,671 remained for the SmartGrowth(R) ETF Lipper(TM) Growth Index Fund.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2008


--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrativeservices to the Funds at an annual rate of:

   0.10% on the first $500 million of the Funds' average daily net assets; 0.08% between $500 million and $2 billion of the Funds' average daily net assets; and
   0.06% on the Fund's average daily net assets over $2 billion.

Effective December 1, 2007, the Funds are subject to a minimum annual administration fee of $65,000 per fund. Prior to December 1, 2007, the Funds were subject to a minimum annual administration fee of $90,000 per fund. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated on November 16, 2004. The Funds have adopted the Distribution Plan (the "Plan") for Class A Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds' average net assets attributable to Class A Shares as compensation for distribution services.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2008


--------------------------------------------------------------------------------
UMB Fund Services, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:

Under the  terms of an  investment  advisory  agreement,  Hennion & Walsh  Asset
Management, Inc. (the "Adviser"), provides investment advisory services tothe Funds at a fee, which is calculated daily and paid monthly at an annual rate of 0.50% of each Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Funds' total annual operating expenses from exceeding 1.50% of the Class A shares average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any pointduring the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain thedifference between the "Total Annual Fund Operating Expenses" and 1.50% to recapture any of its prior waivers or reimbursements. At January 31, 2008, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Funds was $63,817, $173,503, and $186,541 for the SmartGrowth(R) ETF Lipper(TM) Optimal Conservative Index Fund, the SmartGrowth(R) ETF Lipper(TM) Optimal Moderate Index Fund and the SmartGrowth(R) ETF Lipper(TM) Optimal Growth Index Fund, respectively.

The Adviser has entered into a licensing agreement with Lipper(TM) to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track certain Lipper(TM) Indices and to obtain information and assistance from Lipper(TM) to facilitate the operations of the Funds. Fees payable to Lipper(TM) under this agreement are paid by the Adviser and not by the Funds.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2008


--------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS:

For the period ended January 31, 2008, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments were:

                                                                  PURCHASES      SALES
                                                                 -----------  ----------
SmartGrowth(R) ETF Lipper(TM) Optimal Conservative Index Fund    $   933,661  $  582,683
SmartGrowth(R) ETF Lipper(TM) Optimal Moderate Index Fund          7,194,954   4,709,961
SmartGrowth(R) ETF Lipper(TM) Optimal Growth Index Fund           12,292,846   5,740,353

There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary orpermanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Each of the Funds has a tax year that ends on December 31. The following tax disclosure is representative as of December 31, 2007, for net investment taxable income and capital gains/losses, respectively. Permanent book and tax differences resulted in the following reclassifications. These differences are due to return of capital from underlying funds and return of capital paid. These reclassifications had no impact on the net assets or net asset value of the Funds.

                                                 UNDISTRIBUTED
                                       PAID-IN   NET INVESTMENT  ACCUMULATED NET
                                       CAPITAL       INCOME       REALIZED GAIN
                                       -------   -------------   ---------------

SmartGrowth(R) ETF Lipper(TM) Optimal
   Conservative Index Fund              $  (4)          $ 2           $   2
SmartGrowth(R) ETF Lipper(TM) Optimal
   Moderate Index Fund                   (161)           25             136

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2008


--------------------------------------------------------------------------------

The tax character of dividends and distributions paid during the last fiscal period was as follows:

                                              ORDINARY
                                               INCOME                  TOTAL
                                              --------                -------
SmartGrowth(R) ETF Lipper(TM) Optimal
   Conservative Index Fund                    $ 2,001                 $ 2,001
SmartGrowth(R) ETF Lipper(TM) Optimal
   Moderate Index Fund                         19,663                  19,663
SmartGrowth(R) ETF Lipper(TM) Optimal
   Growth Index Fund                           41,079                  41,079

As of January 31, 2008, the components of distributable earnings on a tax basis were as follows:

                              SMARTGROWTH(R) ETF  SMARTGROWTH(R) ETF   SMARTGROWTH(R) ETF
                              LIPPER(TM) OPTIMAL  LIPPER(TM) OPTIMAL   LIPPER(TM) OPTIMAL
                                CONSERVATIVE           MODERATE              GROWTH
                                 INDEX FUND           INDEX FUND           INDEX FUND
                              ------------------  ------------------   ------------------
Undistributed Ordinary Income      $    --            $     --             $  1,636
Post October Losses                     --                  (4)                  --
Net Unrealized Appreciation          5,795              51,189              115,567
Other Temporary Differences          7,089              74,860               93,738
                                   -------            --------             --------
Total Distributable Earnings       $12,884            $126,045             $210,941

Other temporary differences reflect income, capital gains/(losses) and distributions from the most recent tax measurement period through January 31, 2008.

Amounts designated as "--" are either $0 or have been rounded to $0.


For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of December 31, 2007, there were no capital loss carryforwards.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2008


--------------------------------------------------------------------------------

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Funds at January 31, 2008 were as follows:

                                     AGGREGATE GROSS    AGGREGATE GROSS
   SMARTGROWTH(R)        FEDERAL       UNREALIZED          UNREALIZED       NET UNREALIZED
       FUNDS            TAX COST      APPRECIATION        DEPRECIATION       APPRECIATION
   --------------      -----------   ---------------    ---------------     --------------
SmartGrowth(R) ETF
  Lipper(TM) OptimaL
  Conservative Index
  Fund                 $  360,548       $  9,517          $  (3,722)           $  5,795
SmartGrowth(R) ETF
  Lipper(TM) Optimal
  Moderate Index Fund   2,631,115         93,502            (42,313)             51,189
SmartGrowth(R) ETF
  Lipper(TM) Optimal
  Growth Index Fund     7,692,843        236,946           (121,379)            115,567

8. OTHER:

At January 31, 2008, the percentage of total shares outstanding held by shareholders for the SmartGrowth(R) ETF Lipper(TM) Optimal Conservative Index Fund and the SmartGrowth(R) ETF Lipper(TM) Optimal Growth Index Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders, was as follows:

                                                                  NO. OF       %
                                                              SHAREHOLDERS OWNERSHIP
                                                              ------------ ---------
SmartGrowth(R) ETF Lipper(TM) Optimal Conservative Index Fund       1          33%
SmartGrowth(R) ETF Lipper(TM) Optimal Growth Index Fund             1          24%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on the Trust's experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2008


--------------------------------------------------------------------------------

9. NEW ACCOUNTING PRONOUNCEMENTS:

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JANUARY 31, 2008


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of SmartGrowth Funds of the Advisors' Inner Circle Fund II:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the SmartGrowth(R) ETF Lipper(TM) Optimal Conservative Index Fund, SmartGrowth(R) ETF Lipper(TM) Optimal Moderate Index Fund, and SmartGrowth(R) ETF Lipper(TM) Optimal Growth Index Fund (three of the portfolios constituting The Advisors' Inner Circle Fund II (the "Trust")), as of January 31, 2008, and the related statements of operations, statements of changes in net assets, and financial highlights for the period from June 1, 2007 (commencement of operations) through January 31, 2008. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SmartGrowth(R) ETF Lipper(TM) Optimal Conservative Index Fund, SmartGrowth(R)
ETF Lipper(TM) Optimal Moderate Index Fund, and SmartGrowth(R) ETF Lipper(TM) Optimal Growth Index Fund at January 31, 2008, and the results of their operations, the changes in their net assets, and their financial highlights for the period from June 1, 2007 (commencement of operations) through January 31, 2008, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
March 27, 2008

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers ofthe Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be





                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                    LENGTH OF
         AGE 1                       THE TRUST                  TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                     Chairman                    (Since 1991)
61 yrs. old                        of the Board
                                   of Trustees
















--------------------------------------------------------------------------------

WILLIAM M. DORAN                     Trustee                     (Since  1992)
1701 Market Street,
Philadelphia, PA 19103
67 yrs. old














--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS


--------------------------------------------------------------------------------



"interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-465-5722. The following chart lists Trustees and Officers as of January 31, 2008.

                                                               NUMBER OF
                                                               FUNDS IN
                                                            THE ADVISORS'
                                                         INNER CIRCLE FUND II
           PRINCIPAL OCCUPATION(S)                         OVERSEEN BY BOARD                OTHER DIRECTORSHIPS
             DURING PAST 5 YEARS                                MEMBER                     HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------

Currently performs various services on behalf                     14                   Trustee of The Advisors' Inner Circle
of SEI Investments for which Mr. Nesher is                                             Fund, Bishop Street Funds, SEI Asset
compensated. Executive Vice President of SEI                                           Allocation Trust, SEI Daily Income
Investments, 1986-1994. Director and                                                   Trust, SEI Index Funds, SEI
Executive Vice President of the Administrator                                          Institutional International Trust, SEI
and the Distributor, 1981-1994.                                                        Institutional Investments Trust, SEI
                                                                                       Institutional Managed Trust, SEI
                                                                                       Liquid Asset Trust, SEI Tax Exempt
                                                                                       Trust, SEI Opportunity Master Fund,
                                                                                       L.P., SEI Opportunity Fund, L.P., SEI
                                                                                       Global Master Fund, PLC, SEI Global
                                                                                       Assets Fund, PLC, SEI Global
                                                                                       Investments Fund, PLC, SEI Investments
                                                                                       Global, Limited, SEI Investments
                                                                                       Global Fund Services, Limited, SEI
                                                                                       Investments (Europe) Ltd., SEI
                                                                                       Investments Unit Trust Management (UK)
                                                                                       Limited and SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------

Self-employed Consultant since 2003. Partner,                     14                   Director of SEI Investments Company
Morgan, Lewis & Bockius LLP (law firm)                                                 and SEI Investments Distribution Co.,
from 1976-2003, counsel to the Trust, SEI                                              SEI Investments Global Fund Services
Investments, the Administrator and the                                                 Global Limited, Trustee of The
Distributor. Director of SEI Investments since                                         Advisors' Inner Circle Fund, Bishop
1974; Secretary of SEI Investments since 1978.                                         Street Funds, SEI Asset Allocation
                                                                                       Trust, SEI Daily Income Trust, SEI
                                                                                       Index Funds, SEI Institutional
                                                                                       International Trust, SEI Institutional
                                                                                       Investments Trust, SEI Institutional
                                                                                       Managed Trust, SEI Liquid Asset Trust,
                                                                                       SEI Tax Exempt Trust, SEI Investments
                                                                                       Global Fund Services Limited, SEI
                                                                                       Investments Global, Limited, SEI
                                                                                       Investments (Europe), Limited SEI
                                                                                       Investments (Asia) Limited and SEI
                                                                                       Asset Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                    LENGTH OF
         AGE 1                       THE TRUST                  TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JAMES M. STOREY                      Trustee                     (Since 1994)
76 yrs. old








--------------------------------------------------------------------------------

GEORGE J. SULLIVAN, JR.              Trustee                     (Since 1999)
65 yrs. old











--------------------------------------------------------------------------------

BETTY L. KRIKONIAN                   Trustee                     (Since 2005)
64 yrs. old


--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

4  Served as a trustee until August 26, 2007.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS


--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                       FUNDS IN
                                                    THE ADVISORS'
                                                 INNER CIRCLE FUND II
           PRINCIPAL OCCUPATION(S)                 OVERSEEN BY BOARD             OTHER DIRECTORSHIPS
             DURING PAST 5 YEARS                        MEMBER                  HELD BY BOARD MEMBER 3
-------------------------------------------------------------------------------------------------------------------

Attorney, Solo Practitioner since 1994.                   14                Trustee of The Advisors' Inner Circle
Partner,  Dechert, September 1987-                                          Fund, Bishop Street Funds, SEI Asset
December 1993.                                                              Allocation  Trust, SEI Daily Income
                                                                            Trust, SEI Index Funds, SEI
                                                                            Institutional International Trust, SEI
                                                                            Institutional Investments Trust, SEI
                                                                            Institutional Managed Trust, SEI
                                                                            Liquid Asset Trust, SEI Tax Exempt
                                                                            Trust and U.S. Charitable Gift Trust.
-------------------------------------------------------------------------------------------------------------------

Chief Executive Officer, Newfound                         14                Trustee, State Street Navigator
Consultants, Inc. since April 1997. General                                 Securities Lending Trust, since 1995.
Partner, Teton Partners, L.P., June 1991-                                   Trustee of The Advisors' Inner Circle
December 1996; Chief Financial Officer,                                     Fund, Bishop Street Funds, SEI Asset
Nobel Partners, L.P., March 1991-December                                   Allocation Trust, SEI Daily Income
1996; Treasurer and Clerk, Peak Asset                                       Trust, SEI Index Funds, SEI
Management, Inc., since 1991.                                               Institutional International Trust, SEI
                                                                            Institutional Investments Trust, SEI
                                                                            Institutional Managed Trust, SEI
                                                                            Liquid Asset Trust, SEI Tax Exempt
                                                                            Trust, SEI Opportunity Master Fund,
                                                                            L.P., and SEI Opportunity Fund, L.P.
-------------------------------------------------------------------------------------------------------------------

Self-employed Legal and Financial Services                14                Trustee of The Advisors' Inner Circle
Consultant since 2003. Counsel to State Street                              Fund and Bishop Street Funds.
Bank Global Securities and Cash Operations
from 1995 to 2003.
-------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                    LENGTH OF
         AGE 1                       THE TRUST                  TIME SERVED 2
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

CHARLES E. CARLBOM                   Trustee                     (Since 2005)
73 yrs. old

--------------------------------------------------------------------------------

MITCHELL A. JOHNSON                  Trustee                     (Since 2005)
65 yrs. old



--------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA                   President                   (Since 2003)
45 yrs. old




--------------------------------------------------------------------------------

MICHAEL LAWSON                 Controller and Chief              (Since 2005)
47 yrs. old                      Financial Officer



--------------------------------------------------------------------------------

JAMES NDIAYE                    Vice President and               (Since 2004)
38 yrs. old                         Secretary





--------------------------------------------------------------------------------

CAROLYN F. MEAD                 Vice President and               (Since 2007)
50 yrs. old                         Secretary

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each trustee/officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS


--------------------------------------------------------------------------------

                                                            NUMBER OF
                                                            FUNDS IN
                                                         THE ADVISORS'
                                                      INNER CIRCLE FUND II
           PRINCIPAL OCCUPATION(S)                      OVERSEEN BY BOARD                    OTHER DIRECTORSHIPS
             DURING PAST 5 YEARS                             MEMBER                     HELD BY BOARD MEMBER/OFFICER 3
---------------------------------------------------------------------------------------------------------------------------




Self-employed Business Consultant, Business                    14                   Trustee of The Advisors' Inner Circle
Project Inc. since 1997. CEO and President,                                         Fund, Bishop Street Funds. Oregon
United Grocers Inc. from 1997 to 2000.                                              Trust Co. and O.T. Logistics, Inc.
---------------------------------------------------------------------------------------------------------------------------

Retired.                                                       14                   Director, Federal Agricultural
                                                                                    Mortgage Corporation. Trustee of
                                                                                    The Advisors' Inner Circle Fund and
                                                                                    Bishop Street Funds.
---------------------------------------------------------------------------------------------------------------------------



Senior Operations Officer, SEI Investments,                   N/A                                N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant of the
U.S. Securities and Exchange Commission's
Division of Investment Management (1993-1996).
---------------------------------------------------------------------------------------------------------------------------

Director, SEI Investments, Fund Accounting                    N/A                                N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.
---------------------------------------------------------------------------------------------------------------------------

Employed by SEI Investments Company since                     N/A                                N/A
2004. Vice President, Deusche Asset Management
from 2003-2004. Associate, Morgan, Lewis &
Bockius LLP from 2000-2003. Counsel, Assistant
Vice President, ING Variable Annuities Group
from 1999-2000.
---------------------------------------------------------------------------------------------------------------------------

Corporate Counsel of SEI since 2007; Associate,               N/A                                N/A
Stradley, Ronan, Steven & Young 2004-2007;
Counsel, ING Variable Annuities, 1999-2002.
---------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------



                                                                    TERM OF
                                    POSITION(S)                    OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                       THE TRUST                   TIME SERVED 2
--------------------------------------------------------------------------------

OFFICERS (CONTINUED)
--------------------

TIMOTHY D. BARTO             Assistant Vice President            (Since 2000)
39 yrs. old                  and Assistant Secretary




--------------------------------------------------------------------------------

RUSSELL EMERY                    Chief Compliance                (Since 2006)
44 yrs. old                          Officer




--------------------------------------------------------------------------------

SOFIA ROSALA                 Assistant Vice President            (Since 2004)
33 yrs. old                   and Assistant Secretary





--------------------------------------------------------------------------------

NICOLE WELCH                        AML Officer                  (Since 2006)
29 yrs. old






--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS


--------------------------------------------------------------------------------

                                                              NUMBER OF
                                                              FUNDS IN
                                                           THE ADVISORS'
                                                        INNER CIRCLE FUND II
           PRINCIPAL OCCUPATION(S)                        OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
             DURING PAST 5 YEARS                               MEMBER                  HELD BY OFFICER 3
-------------------------------------------------------------------------------------------------------------


General Counsel, Vice President and Assistant                   N/A                          N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert (law firm)
from 1997-1999; Associate, Richter, Miller
& Finn  (law firm) from 1994-1997.
-------------------------------------------------------------------------------------------------------------

Director of Investment Product Management                       N/A                          N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from
March 2000 to February 2003.
-------------------------------------------------------------------------------------------------------------

Vice President and Assistant Secretary of SEI                   N/A                          N/A
Investments Management Corp. and SEI Global
Funds Services since 2005. Compliance Officer of
SEI Investments from 2001-2004. Account and
Product Consultant SEI Private Trust Company,
1998-2001.
-------------------------------------------------------------------------------------------------------------

Assistant Vice President and AML Compliance                     N/A                          N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
-------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

oACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

 To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

oHYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING                    EXPENSE
                            ACCOUNT           ACCOUNT     ANNUALIZED     PAID
                              VALUE            VALUE        EXPENSE     DURING
                            08/01/07         01/31/08       RATIOS     PERIOD(1)
--------------------------------------------------------------------------------
SMARTGROWTH(R) ETF LIPPER(TM) OPTIMAL CONSERVATIVE INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares            $1,000.00         $1,056.80         1.50%      $7.78

HYPOTHETICAL 5% RETURN
Class A Shares             1,000.00          1,017.64         1.50        7.63
--------------------------------------------------------------------------------
SMARTGROWTH(R) ETF LIPPER(TM) OPTIMAL MODERATE INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares            $1,000.00         $1,065.00         1.50%      $7.81

HYPOTHETICAL 5% RETURN
Class A Shares             1,000.00          1,017.64         1.50        7.63
--------------------------------------------------------------------------------
SMARTGROWTH(R) ETF LIPPER(TM) OPTIMAL GROWTH INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares            $1,000.00         $1,110.00         1.50%      $7.98

HYPOTHETICAL 5% RETURN
Class A Shares             1,000.00          1,017.64         1.50        7.63
--------------------------------------------------------------------------------
(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For the fiscal year ended January 31, 2008, the Funds are designating the following items with regard to distributions paid during the year. For shareholders that do not have a January 31, 2008 tax year end, this notice is for informational use only.

                                                                              FOREIGN
                                                QUALIFYING FOR               INVESTORS
                                                   CORPORATE                ------------
                     ORDINARY                      DIVIDENDS    QUALIFYING    INTEREST       SHORT-TERM
                     INCOME          TOTAL          RECEIVED     DIVIDEND     RELATED       CAPITAL GAIN
                  DISTRIBUTIONS  DISTRIBUTIONS   DEDUCTION (1)  INCOME (2)  DIVIDENDS (3)    DIVIDEND (4)
                  -------------  -------------  --------------  ----------  -------------  --------------
   SMARTGROWTH(R) OPTIMAL CONSERVATIVE INDEX FUND
                     100.00%        100.00%          10.64%        8.05%        0.00%           100.00%

   SMARTGROWTH(R) OPTIMAL MODERATE INDEX FUND
                     100.00%        100.00%           7.86%        7.74%        0.00%           100.00%

   SMARTGROWTH(R) OPTIMAL GROWTH INDEX FUND
                     100.00%        100.00%           3.26%        2.84%        0.00%           100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2008.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2008.

                              SMARTGROWTH(R) FUNDS
                                  P.O. Box 2085
                            Milwaukee, WI 53201-2085
                                 1-888-465-5722

                               INVESTMENT ADVISER:
                     Hennion & Walsh Asset Management, Inc.
                         2001 Route 46, Waterview Plaza
                              Parsippany, NJ 07054

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103


          This information must be preceded or accompanied by a current prospectus for the Funds described.


HWM-AR-001-0100

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") related to the Hancock Horizon Family of Funds and the SmartGrowth Family of Funds (the "Funds") for fiscal year 2008 and the Hancock Horizon Family of Funds for fiscal 2007.

E&Y billed the Funds aggregate fees for services rendered to the Funds for the last two fiscal years was as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2008                                                   2007
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $197,760            N/A               N/A             $130,900            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-
        Related          N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------



Notes:
   (1) Audit fees include amounts related to the audit of the Funds' annual financial statements, performance of security counts in compliance with rule 17f-2 of the Investment Company Act of 1940, and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed by E&Y to non-audit services pursuant to waiver of pre-approval requirement were as follows:

            -------------------------- ---------------- ---------------
                                             2008            2007
            -------------------------- ---------------- ---------------
            Audit-Related Fees               N/A              N/A

            -------------------------- ---------------- ---------------
            Tax Fees                         N/A              N/A

            -------------------------- ---------------- ---------------
            All Other Fees                   N/A              N/A

            -------------------------- ---------------- ---------------

(f)      Not applicable.

(g)(1) The aggregate non-audit fees and services billed by E&Y for last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h)        Not applicable.


ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 18, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          ----------------------------
                                          James F. Volk
                                          President
Date: April 7, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          ----------------------------
                                          James F. Volk
                                          President
Date: April 7, 2008


By (Signature and Title)*                 /s/ Michael Lawson
                                          ----------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer
Date: April 7, 2008


* Print the name and title of each signing officer under his or her signature.